S000075391 [Member] Expense Example - William Blair Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	1,924
Expense Example, with Redemption, 5 Years	3,618
Expense Example, with Redemption, 10 Years	7,261
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	1,914
Expense Example, with Redemption, 5 Years	3,605
Expense Example, with Redemption, 10 Years	$ 7,246